Note 13 - Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE

A computation of the weighted average shares outstanding for the year ended December 31, 2014 and Successor 2013 Period follows. No such computation is necessary for the Predecessor 2013 Period or for the year ended December 31, 2012.

(amounts in millions)	2014	2013
Weighted average shares outstanding:
Basic	135.3	92.6
Convertible securities (1)	—	—
Diluted	135.3	92.6

(1) No share adjustments are included in the dilutive weighted average shares outstanding computation as the year ended December 31, 2014 and the Successor 2013 Period resulted in net losses.

The following equity instruments were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

(amounts in thousands)	2014	2013
Number of shares contingently issuable for founder preferred share dividend rights	10,453	—
Number of shares issuable upon conversion of warrants	—	16,248
Number of shares issuable upon conversion of the PDH non-controlling interest	8,641	—
Number of shares issuable upon conversion of founder preferred shares	2,000	—
Number of shares contingently issuable for the contingent consideration	1,503	—
Number of shares issuable upon conversion of the 401k exchange rights	270	—
Number of stock options	89	—
Number of restricted stock shares and units	70	—
	23,026	16,248